Janus Henderson Global Allocation Fund - Moderate

Schedule of Investments (unaudited)

March 31, 2020

Shares		Value
Investment Companies£ – 100.0%
Equity Funds – 56.5%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,123,073	$10,336,029
Janus Henderson Asia Equity Fund - Class N Shares	371,655	3,331,347
Janus Henderson Contrarian Fund - Class N Shares	456,122	7,320,029
Janus Henderson Emerging Markets Fund - Class N Shares	1,299,621	9,519,333
Janus Henderson Enterprise Fund - Class N Shares	58,802	6,385,968
Janus Henderson European Focus Fund - Class N Shares	35,304	888,649
Janus Henderson Forty Fund - Class N Shares	195,639	6,725,106
Janus Henderson Global Real Estate Fund - Class N Shares	397,423	4,145,743
Janus Henderson Global Research Fund - Class N Shares	30,585	2,042,241
Janus Henderson Global Select Fund - Class N Shares	522,752	6,096,114
Janus Henderson International Managed Volatility Fund - Class N Shares	499,291	3,587,311
Janus Henderson International Value Fund - Class N Shares	749,228	5,839,754
Janus Henderson Large Cap Value Fund - Class N Shares	832,808	8,729,852
Janus Henderson Mid Cap Value Fund - Class N Shares	445,444	5,025,433
Janus Henderson Overseas Fund - Class N Shares	402,043	10,248,711
Janus Henderson Small Cap Value Fund - Class N Shares	294,938	4,565,285
Janus Henderson Triton Fund - Class N Shares	242,717	5,537,225
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	824,727	7,590,238
		107,914,368
Fixed Income Funds – 43.5%
Janus Henderson Flexible Bond Fund - Class N Shares	2,671,869	28,068,049
Janus Henderson Global Bond Fund - Class N Shares	5,652,026	55,058,700
		83,126,749
Total Investments (total cost $196,667,530) – 100.0%		191,041,117
Cash, Receivables and Other Assets, net of Liabilities – 0%		35,080
Net Assets – 100%		$191,076,197

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Capital Gain Distributions from Underlying Funds(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/20
Investment Companies - 100.0%
Alternative Funds - N/A
Janus Henderson Diversified Alternatives Fund - Class N Shares	$-	$(1,068,909)	$7,699	$648,148	$-
Equity Funds - 56.5%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	278,463	10,750	7,655	(1,356,473)	10,336,029
Janus Henderson Asia Equity Fund - Class N Shares	26,614	(24,269)	-	(729,137)	3,331,347
Janus Henderson Contrarian Fund - Class N Shares	228,997	(49,594)	890,565	(2,366,012)	7,320,029
Janus Henderson Emerging Markets Fund - Class N Shares	96,152	(139,874)	-	(3,016,273)	9,519,333
Janus Henderson Enterprise Fund - Class N Shares	19,668	554,201	267,988	(2,502,475)	6,385,968
Janus Henderson European Focus Fund - Class N Shares	-	(9,956)	-	(193,071)	888,649
Janus Henderson Forty Fund - Class N Shares	9,527	218,887	164,302	(1,190,749)	6,725,106
Janus Henderson Global Real Estate Fund - Class N Shares	94,975	1,819,385	23,908	(2,688,682)	4,145,743
Janus Henderson Global Research Fund - Class N Shares	57,014	1,251,644	167,586	(1,588,424)	2,042,241

Investment Companies - 100.0%
Equity Funds - 56.5%
Janus Henderson Global Select Fund - Class N Shares	150,935	347,801	390,264	(1,888,372)	6,096,114
Janus Henderson International Managed Volatility Fund - Class N Shares	499,157	1,165,327	-	(2,210,774)	3,587,311
Janus Henderson International Value Fund - Class N Shares	277,295	(129,829)	91,998	(1,549,001)	5,839,754
Janus Henderson Large Cap Value Fund - Class N Shares	172,766	(174,858)	344,040	(2,709,129)	8,729,852
Janus Henderson Mid Cap Value Fund - Class N Shares	85,774	(111,401)	106,949	(1,619,643)	5,025,433
Janus Henderson Overseas Fund - Class N Shares	352,155	633,259	-	(2,857,111)	10,248,711
Janus Henderson Small Cap Value Fund - Class N Shares	50,802	132,372	-	(2,111,491)	4,565,285
Janus Henderson Triton Fund - Class N Shares	-	200,088	269,175	(2,529,023)	5,537,225
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	89,036	234,673	252,878	(2,045,060)	7,590,238
Total Equity Funds	$2,489,330	$5,928,606	$2,977,308	$(35,150,900)	$107,914,368
Fixed Income Funds - 43.5%
Janus Henderson Flexible Bond Fund - Class N Shares	285,215	(9,684)	-	(143,467)	28,068,049
Janus Henderson Global Bond Fund - Class N Shares	298,659	(360,846)	-	1,084,158	55,058,700
Janus Henderson Short-Term Bond Fund - Class N Shares	171,335	268,636	-	(223,936)	-
Total Fixed Income Funds	$755,209	$(101,894)	$-	$716,755	$83,126,749
Total Affiliated Investments - 100.0%	$3,244,539	$4,757,803	$2,985,007	$(33,785,997)	$191,041,117

(1) For securities that were affiliated for a portion of the period ended March 31, 2020, this column reflects amounts for the entire period ended March 31, 2020 and not just the period in which the security was affiliated.

(2) During the Fund’s current reporting period, a portion of the prior year distributions it received from this underlying fund was determined to be tax return of capital distributions. The negative amount disclosed was originally recorded as income in the Fund’s prior fiscal year and has been reclassified as a tax return of capital in the current reporting period.

	Value at 6/30/19	Purchases	Sales Proceeds	Value at 3/31/20
Investment Companies - 100.0%
Alternative Funds - N/A
Janus Henderson Diversified Alternatives Fund - Class N Shares	24,565,129	168,940	(24,313,308)	-
Equity Funds - 56.5%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	12,750,747	462,351	(1,531,346)	10,336,029
Janus Henderson Asia Equity Fund - Class N Shares	2,426,881	2,075,296	(417,424)	3,331,347
Janus Henderson Contrarian Fund - Class N Shares	5,644,228	5,286,121	(1,194,714)	7,320,029
Janus Henderson Emerging Markets Fund - Class N Shares	6,638,508	7,933,830	(1,896,858)	9,519,333
Janus Henderson Enterprise Fund - Class N Shares	8,389,053	2,747,054	(2,801,865)	6,385,968
Janus Henderson European Focus Fund - Class N Shares	-	1,158,320	(66,644)	888,649
Janus Henderson Forty Fund - Class N Shares	3,721,557	5,787,057	(1,811,646)	6,725,106

Investment Companies - 100.0%
Equity Funds - 56.5%
Janus Henderson Global Real Estate Fund - Class N Shares	7,529,626	2,766,216	(5,280,802)	4,145,743
Janus Henderson Global Research Fund - Class N Shares	8,662,110	269,685	(6,552,774)	2,042,241
Janus Henderson Global Select Fund - Class N Shares	8,511,546	3,700,352	(4,575,213)	6,096,114
Janus Henderson International Managed Volatility Fund - Class N Shares	10,044,189	2,438,603	(7,850,034)	3,587,311
Janus Henderson International Value Fund - Class N Shares	10,085,401	471,899	(3,038,716)	5,839,754
Janus Henderson Large Cap Value Fund - Class N Shares	11,710,282	1,661,712	(1,758,155)	8,729,852
Janus Henderson Mid Cap Value Fund - Class N Shares	4,064,750	3,484,442	(792,715)	5,025,433
Janus Henderson Overseas Fund - Class N Shares	17,875,327	521,169	(5,923,933)	10,248,711
Janus Henderson Small Cap Value Fund - Class N Shares	6,362,284	2,988,574	(2,806,454)	4,565,285
Janus Henderson Triton Fund - Class N Shares	6,949,287	1,891,257	(974,384)	5,537,225
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	9,272,590	1,360,914	(1,232,879)	7,590,238
Fixed Income Funds - 43.5%
Janus Henderson Flexible Bond Fund - Class N Shares	-	30,532,031	(2,310,831)	28,068,049
Janus Henderson Global Bond Fund - Class N Shares	65,491,882	1,839,221	(12,995,715)	55,058,700
Janus Henderson Short-Term Bond Fund - Class N Shares	6,741,800	7,085,667	(13,872,167)	-

Notes to Schedule of Investments (unaudited)

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$107,914,368	$-	$-
Fixed Income Funds	83,126,749	-	-
Total Assets	$191,041,117	$-	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.